Disposal group held for sale (Tables)	12 Months Ended
Dec. 31, 2019
Disposal group held for sale [abstract]
Net assets of the disposal group
Date of disposal
RMB’000
Property, plant and equipment
and other non-current assets	364,184
Land use rights	29,924
Other non-current assets	1,752
Inventories	3
Other receivables and assets	3,006
Accounts receivable	44,603
Bank balances and cash	28,208
Long-term loans	513,200
Accounts payable and other liabilities	67,514
Taxes payable	2,365
Current portion of long-term loans	68,800
Non- controlling interest	(36,040)

Net asset subject to disposal	(144,159)
Consideration	1,050
Gain on disposal of a subsidiary	145,209
Loss on disposal of wind turbines	(165,540)
Net impact on disposal	(20,331)

RMB’000
Satisfied by:
Cash received in 2019	525
Receivable as at 31 December 2019	525

Total consideration	1,050

Net inflow of cash and cash equivalents in respect of the disposal of a subsidiary
2019
RMB’000

Cash consideration received	525
Cash and bank balances disposed of	(28,208)
Net inflow of cash and cash equivalents in respect of the disposal of a subsidiary	(27,683)